Annual Fund Operating Expenses - Nationwide Loomis Core Bond Fund	Mar. 01, 2021
Class A Shares
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fee	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.82%
Class C Shares
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fee	0.75%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.33%
Class R6 Shares
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.49%
Institutional Service Class Shares
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fee	none
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.74%